LICENSE AGREEMENTS	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
LICENSE AGREEMENTS

17. LICENSE AGREEMENTS

In-License Agreements

License Agreement with Zurich

The Company has a license agreement with the University of Zurich (“Zurich”) which grants the Company exclusive license rights, with the right to sublicense, to make, have made, use and sell under certain patents primarily directed to the Company’s targeting agent, including an EpCAM chimera and related immunoconjugates and methods of use and manufacture of the same (the “Zurich License Agreement”). These patents cover some key aspects of Vicineum. The Company’s receipt of the CRL regarding the BLA for Vicineum for the treatment of BCG-unresponsive NMIBC triggered a $0.5 million milestone payment to Zurich. Under the Zurich License Agreement, the Company is also obligated to pay up to a 4% royalty on the net product sales for products covered by or manufactured using a method covered by a valid claim in the Zurich patent rights, which includes Vicineum. Royalties owed to Zurich will be reduced if the total royalty rate owed by the Company to Zurich and any other third party is 10% or greater, provided that the royalty rate to Zurich may not be less than 2% of net sales. The obligation to pay royalties in a particular country expires upon the expiration or termination of the last of the Zurich patent rights that covers the manufacture, use or sale of a product. There is no obligation to pay royalties in a country if there is no valid claim that covers the product or a method of manufacturing the product. The Company recorded an expense of $0.3 million and $0.5 million related to meeting a development milestone, (the submission of the Company’s BLA with the FDA in December 2020), in the fourth quarter of 2020, and a regulatory milestone, (the Company’s receipt of the CRL from the FDA in August 2021), in the third quarter of 2021, respectively.

License Agreement with Micromet

The Company has a License Agreement with Micromet AG (“Micromet”), now part of Amgen, Inc., which grants it nonexclusive rights, with certain sublicense rights, for know-how and patents allowing exploitation of certain single chain antibody products (the “Micromet License Agreement”). These patents cover some key aspects of Vicineum. Under the terms of the Micromet License Agreement, as of June 30, 2022, the Company may be obligated to pay up to €2.4 million in milestone payments for the first product candidate that achieves applicable regulatory and sales-based development milestones (approximately $2.5 million at exchange rates in effect on June 30, 2022). The Company is also required to pay up to a 3.5% royalty on the net sales for products covered by the agreement, which includes Vicineum. The royalty rate owed to Micromet in a particular country will be reduced to 1.5% if there are no valid claims covering the product in that country. The obligation to pay royalties in a particular country expires upon the later of the expiration date of the last valid claim covering the product and the tenth anniversary of the first commercial sale of the product in such country. Finally, the Company is required to pay to Micromet an annual license maintenance fee of €50,000 (approximately $52,148 at exchange rates in effect as of June 30, 2022), that can be credited towards any royalty payment the Company owes to Micromet. The Company recorded an expense of €0.7 million ($0.9 million) related to achievement of a development milestone in the three months ended December 31, 2020, due to the submission of the Company’s BLA for Vicineum with the FDA in December 2020. The Company recorded an expense of €0.5 million ($0.6 million) related to the submission of the MAA to the EMA for Vysyneum™ in the first quarter of 2021.

License Agreement with XOMA

The Company has a license agreement with XOMA Ireland Limited (“XOMA”) which grants it non-exclusive rights to certain XOMA patent rights and know-how related to certain expression technology, including plasmids, expression strains, plasmid maps and production systems (the “XOMA License Agreement”). These patents and related know-how cover some key aspects of Vicineum. Under the terms of the XOMA License Agreement, the Company is required to pay up to $0.25 million in milestone payments for a product candidate that incorporates know-how under the license and achieves applicable clinical development milestones. The Company is also required to pay a 2.5% royalty on the net sales for products incorporating XOMA’s technology, which includes Vicineum. The Company has the right to reduce the amount of royalties owed to XOMA on a country-by-country basis by the amount of royalties paid to other third parties, provided that the royalty rate to XOMA may not be less than 1.75% of net sales. In addition, the foregoing royalty rates are reduced by 50% with respect to products that are not covered by a valid patent claim in the country of sale. The obligation to pay royalties in a particular country expires upon the later of the expiration date of the last valid claim covering the product and the tenth anniversary of the first commercial sale of the product in such country.

Out-License Agreements

Roche License Agreement

In June 2016, the Company entered into the license agreement with Roche (the “Roche License Agreement”), pursuant to which the Company granted Roche an exclusive, worldwide license, including the right to sublicense, to its patent rights and know-how related to the Company’s monoclonal antibody EBI-031 and all other IL-6 antagonist monoclonal antibody technology owned by the Company (collectively, the “Roche Licensed Intellectual Property”). Under the Roche License Agreement, Roche is required to continue developing, at its cost, EBI-031 and any other product made from the Roche Licensed Intellectual Property that contains an IL-6 antagonist anti-IL monoclonal antibody (“Roche Licensed Product”) and pursue ongoing patent prosecution, at its cost.

Financial Terms

The Company received from Roche an upfront license fee of $7.5 million in August 2016 upon the effectiveness of the Roche License Agreement following approval by the Company’s stockholders, and Roche agreed to pay up to an additional $262.5 million upon the achievement of specified regulatory, development and commercialization milestones with respect to up to two unrelated indications. Specifically, an aggregate amount of up to $197.5 million is payable to the Company for the achievement of specified milestones with respect to the first indication, consisting of (i) $72.5 million in development milestones, the next of which is $30 million for initiation of the first Phase III clinical trial, (ii) $50 million in regulatory milestones and (iii) $75 million in commercialization milestones. Additional amounts of up to $65 million are payable upon the achievement of specified development and regulatory milestones in a second indication.

In September 2016, Roche paid the Company the first development milestone of $22.5 million as a result of the Investigational New Drug application for EBI-031 becoming effective on or before September 15, 2016. In December 2021, a $20 million milestone was achieved due to Roche initiating a Phase II clinical trial. Management evaluated the milestone under the provisions of Accounting Standards Codification 606, Revenue from Contracts with Customers (“ASC 606”), and determined it is probable that a significant revenue reversal will not occur in future periods, which was not the case in previous periods. Accordingly, the Company invoiced Roche $20 million with payment terms of 30 days following the achievement of the corresponding milestone event, pursuant to the Roche License Agreement and $20 million was recorded as license revenue and accounts receivables in the fourth quarter of 2021. In January 2022, the payment of $20 million was received.

In addition, the Company is entitled to receive royalty payments in accordance with a tiered royalty rate scale, with rates ranging from 7.5% to 15% of net sales of potential future products containing EBI-031 and up to 50% of these rates for net sales of potential future products containing other IL-6 compounds, with each of the royalties subject to reduction under certain circumstances and to the buy-out options of Roche.

Buy-Out Options

The Roche License Agreement provides for two “option periods” during which Roche may elect to make a one-time payment to the Company and, in turn, terminate its diligence, milestone and royalty payment obligations under the Roche License Agreement. Specifically, (i) Roche may exercise a buy-out option following the first dosing (“Initiation”) in the first Phase 2 study for a Roche Licensed Product until the day before Initiation of the first Phase 3 study for a Roche Licensed Product, in which case Roche is required to pay the Company $135 million within 30 days after Roche’s exercise of such buy-out option and receipt of an invoice from the Company, or (ii) Roche may exercise a buy-out option following the day after Initiation of the first Phase 3 study for a Roche Licensed Product until the day before the acceptance for review by the FDA or other regulatory authority of a BLA or similar application for marketing approval for a Roche Licensed Product in either the United States or in the EU, in which case Roche is required to pay the Company, within 30 days after Roche’s exercise of such buy-out option and receipt of an invoice from the Company, $265 million, which amount would be reduced to $220 million if none of the Company’s patent rights containing a composition of matter claim covering any compound or Roche Licensed Product has issued in the EU.

Termination

Either the Company or Roche may each terminate the Roche License Agreement if the other party breaches any of its material obligations under the Roche License Agreement and does not cure such breach within a specified cure period. Roche may terminate the Roche License Agreement following effectiveness by providing advance written notice to the Company or by providing written notice if the Company is debarred, disqualified, suspended, excluded, or otherwise declared ineligible from certain federal or state agencies or programs. The Company may terminate the Roche License Agreement if, prior to the first filing of a BLA for a Roche Licensed Product, there is a period of twelve months where Roche is not conducting sufficient development activities with respect to the products made from the Roche Licensed Intellectual Property.

Subsequent to June 30, 2022, the Company executed an asset purchase agreement with Roche pursuant to which Roche purchased all patent rights and know-how related to the monoclonal antibody EBI-031 and all other IL-6 antagonist monoclonal antibody technology owned by the Company for up to $70 million. See further discussion in Note 19. “Subsequent Events”.

OUS Business Development Partnership Agreements

Qilu License Agreement

On July 30, 2020, the Company and its wholly-owned subsidiary, Viventia Bio, Inc., entered into the Qilu License Agreement pursuant to which the Company granted Qilu an exclusive, sublicensable, royalty-bearing license, under certain intellectual property owned or exclusively licensed by the Company, to develop, manufacture and commercialize Vicineum (the “Qilu Licensed Product”) for the treatment of NMIBC and other types of cancer (the “Field”) in China, Hong Kong, Macau and Taiwan (“Greater China”). The Company also granted Qilu a non-exclusive, sublicensable, royalty-bearing sublicense, under certain other intellectual property licensed by the Company to develop, manufacture and commercialize the Qilu Licensed Product in Greater China. The Company retains (i) development, and commercialization rights in the rest of the world excluding Greater China, the Middle East and North Africa region (“MENA”) and Turkey and (ii) manufacturing rights with respect to Vicineum in the rest of the world excluding China.

In consideration for the rights granted by the Company, Qilu agreed to pay to the Company a one-time upfront cash payment of $12 million, and milestone payments totaling up to $23 million upon the achievement of certain technology transfer, development and regulatory milestones. All payments were to be inclusive of VAT, which can be withheld by Qilu upon payment, and for which future recovery of such taxes may be available.

Qilu also agreed to pay the Company a 12% royalty based upon annual net sales of Qilu Licensed Products in Greater China. The royalties are payable on a Qilu Licensed Product-by-Licensed Product and region-by-region basis commencing on the first commercial sale of a Qilu Licensed Product in a region and continuing until the latest of (i) twelve years after the first commercial sale of such Qilu Licensed Product in such region, (ii) the expiration of the last valid patent claim covering or claiming the composition of matter, method of treatment, or method of manufacture of such Qilu Licensed Product in such region, and (iii) the expiration of regulatory or data exclusivity for such Qilu Licensed Product in such region (collectively, the “Royalty Terms”). The royalty rate is subject to reduction under certain circumstances, including when there is no valid claim of a licensed patent that covers a Qilu Licensed Product in a particular region or no data or regulatory exclusivity of a Qilu Licensed Product in a particular region.

Qilu is responsible for all costs related to developing, obtaining regulatory approval of and commercializing the Qilu Licensed Products in the Field in Greater China. Qilu is required to use commercially reasonable efforts to develop, seek regulatory approval for, and commercialize at least one Qilu Licensed Product in the Field in Greater China. A joint development committee was established between the Company and Qilu to coordinate and review the development, manufacturing and commercialization plans with respect to the Qilu Licensed Products in Greater China. The Company and Qilu also executed the terms and conditions of a supply agreement and related quality agreement pursuant to which the Company will manufacture or have manufactured and supply Qilu with all quantities of the Qilu Licensed Product necessary for Qilu to develop and commercialize the Qilu Licensed Product in the Field in Greater China until the Company has completed manufacturing technology transfer to Qilu and approval of a Qilu manufactured product by the National Medical Products Administration in China (“NMPA”) for the Qilu Licensed Product has been obtained.

The Qilu License Agreement will expire on a Qilu Licensed Product-by-Licensed Product and region-by-region basis on the date of the expiration of all applicable Royalty Terms. Either party may terminate the Qilu License Agreement for the other party’s material breach following a cure period or upon certain insolvency events. Qilu has the right to receive a refund of all amounts paid to the Company in the event the Qilu License Agreement is terminated under certain circumstances. The Qilu License Agreement includes customary representations and warranties, covenants and indemnification obligations for a transaction of this nature.

The Qilu License Agreement is subject to the provisions of ASC 606. In 2020, the initial transaction price was estimated to be $11.2 million and was based on the up-front fixed consideration of $12 million less amounts withheld for VAT. The Company concluded that its agreements under the Qilu License Agreement represented one bundled performance obligation that had been achieved as of September 30, 2020. As such, $11.2 million of the total $11.2 million transaction price was considered earned and the Company recorded $11.2 million of revenue during the three-month period ended September 30, 2020.

The Investigational New Drug application for Vicineum submitted by Qilu to the Center for Drug Evaluation of the NMPA was accepted for review in January 2021 and approved in March 2021, resulting in a $3 million milestone payment from Qilu, the first milestone payment out of the $23 million in potential milestone payments. The Company recorded $2.8 million (net of VAT) as license revenue during the three-month period ended March 31, 2021. The Company received the payment in 2021.

In June 2021, the Qilu License Agreement was recognized by Shandong Province, Bureau of Science and Technology as a “Technology Transfer”. An agreement that is designated as a Technology Transfer shall be entitled to a tax incentive of VAT recovery. As such, the Company recorded $0.9 million of revenue during the three months ended June 30, 2021 for additional purchase price resulting from Qilu’s obligation to pay Sesen an amount equal to its recovery of VAT. The Company will not be subject to VAT on future potential milestone payments from Qilu.

MENA License Agreement

On November 30, 2020, the Company entered into a license agreement with a third party pursuant to which the Company granted an exclusive, sublicensable, royalty-bearing license, under certain intellectual property owned or exclusively licensed by the Company, to commercialize Vicineum in the MENA region, (“MENA License Agreement”). The Company retains development and commercialization rights in the rest of the world excluding Greater China, Turkey and MENA. In consideration for the rights granted by the Company, the counterparty to the MENA License Agreement agreed to pay to the Company an upfront payment of $3 million, which would be subject to certain tax withholdings. In addition, the counterparty agreed to pay to the Company milestone payments upon the achievement of certain sales-based milestones as well as a royalty based upon annual net sales in the MENA region for the term of the MENA License Agreement.

The MENA License Agreement is subject to the provisions of ASC 606. The initial transaction price was estimated by management as $1.5 million as of December 31, 2020 and was based on 50% of the upfront payment, or the amount not subject to a refund if certain regulatory approvals in MENA are not obtained. The remaining upfront payment ($1.5 million) is subject to a refund if certain regulatory approvals in MENA are not obtained within the stated timeline and was initially recorded as deferred revenue. During the second quarter of 2022, the Company changed assumptions in the clinical study design which resulted in longer clinical trial and further delay in regulatory approval in the MENA region. Therefore, the Company reclassed $1.5 million of deferred revenue to short-term accrued liability as of June 30, 2022. The Company also concluded that its agreements under the MENA License Agreement represented two distinct performance obligations, the first of which is a bundled performance obligation related to the delivery of the license, associated know-how and certain documentation. The second performance obligation relates to the delivery of manufactured product. The first performance obligation (delivery of the license, associated know-how and certain documentation) was achieved during the quarter ended March 31, 2021; as such, revenue of $1.5 million was recognized in the first quarter of 2021. Additional variable consideration, determined to be allocated entirely to the bundled license performance obligation, to be paid to the Company based upon future sales levels will be recognized as revenue when the underlying sales of the licensed product occurs. In addition, variable consideration related to any future delivery of product will be recognized in future periods as the product is delivered. As of June 30, 2022, none of these additional amounts were reasonably certain to be achieved due to the nature and timing of the underlying activities.

Subsequent to June 30, 2022, the Company terminated the MENA License Agreement as a result of the Company’s strategic decision to voluntarily pause further development of Vicineum in the US. See further discussion in Note 19. “Subsequent Events.”

EIP License Agreement

On August 5, 2021, the Company entered into an exclusive license agreement with EİP Eczacıbaşı İlaç Pazarlama A.Ş., (“EIP”) pursuant to which it granted EIP an exclusive license to register and commercialize Vicineum for the treatment of BCG-unresponsive NMIBC in Turkey and Northern Cyprus (the “EIP License Agreement”). Under the terms of the EIP License Agreement, the Company is entitled to receive an upfront payment of $1.5 million. The Company and EIP have amended the license agreement to defer EIP’s payment of the upfront payment to coincide with the potential FDA approval of Vicineum. The Company is eligible to receive additional regulatory and commercial milestone payments of $2.0 million and is also entitled to receive a 30% royalty on net sales in Turkey and Northern Cyprus. The EIP License Agreement is subject to the provisions of ASC 606 and as of June 30, 2022, none of these amounts have been received by the Company. No initial transaction price was estimated by management; therefore, no revenue was recorded as of June 30, 2022. The Company also concluded that its promises under the EIP License Agreement represented two distinct performance obligations, the first of which is a bundled performance obligation related to the delivery of the license and associated know-how. The second performance obligation relates to the delivery of manufactured product. Additional variable consideration, determined to be allocated entirely to the bundled license performance obligation, to be paid to the Company based upon future regulatory milestones will be recognized as achievement of those milestones. In addition, variable consideration related to any future delivery of product will be recognized in future periods as the product is delivered. As of June 30, 2022, none of these additional amounts were reasonably certain to be achieved due to the nature and timing of the underlying activities.

Subsequent to June 30, 2022, the Company terminated the EIP License Agreement as a result of the Company’s strategic decision to voluntarily pause further development of Vicineum in the US. See further discussion in Note 19. “Subsequent Events.”

17. LICENSE AGREEMENTS

In-License Agreements

License Agreement with Zurich

The Company has a license agreement with the University of Zurich (“Zurich”) which grants the Company exclusive license rights, with the right to sublicense, to make, have made, use and sell under certain patents primarily directed to the Company’s targeting agent, including an EpCAM chimera and related immunoconjugates and methods of use and manufacture of the same (the “Zurich License Agreement”). These patents cover some key aspects of Vicineum. Upon the Company’s receipt of the CRL regarding the BLA for Vicineum for the treatment of BCG-unresponsive NMIBC, the Company became obligated to pay $0.5 million in a milestone payment to Zurich. The Company is also obligated to pay up to a 4% royalty on the net product sales for products covered by or manufactured using a method covered by a valid claim in the Zurich patent rights. Royalties owed to Zurich will be reduced if the total royalty rate owed by the Company to Zurich and any other third party is 10% or greater, provided that the royalty rate to Zurich may not be less than 2% of net sales. The obligation to pay royalties in a particular country expires upon the expiration or termination of the last of the Zurich patent rights that covers the manufacture, use or sale of a product. There is no obligation to pay royalties in a country if there is no valid claim that covers the product or a method of manufacturing the product. The Company recorded an expense of $0.5 million and $0.3 million related to achievement of a development milestone, (the submission of the Company’s BLA with the FDA in December 2020), in the year ended December 31, 2021 and 2020, respectively, and a regulatory milestone, (the Company’s receipt of the CRL from the FDA in August 2021), in the twelve months ended December 31, 2021, respectively.

License Agreement with Micromet

The Company has a License Agreement with Micromet AG (“Micromet”), now part of Amgen, Inc., which grants it nonexclusive rights, with certain sublicense rights, for know-how and patents allowing exploitation of certain single chain antibody products (the “Micromet License Agreement”). These patents cover some key aspects of Vicineum. Under the terms of the Micromet License Agreement, as of December 31, 2021, the Company may be obligated to pay up to €2.4 million in milestone payments for the first product candidate that achieves applicable regulatory and sales-based development milestones (approximately $2.7 million at exchange rates in effect on December 31, 2021). The Company is also required to pay up to a 3.5% royalty on the net sales for products covered by the agreement, which includes Vicineum. The royalty rate owed to Micromet in a particular country will be reduced to 1.5% if there are no valid claims covering the product in that country. The obligation to pay royalties in a particular country expires upon the later of the expiration date of the last valid claim covering the product and the tenth anniversary of the first commercial sale of the product in such country. Finally, the Company is required to pay to Micromet an annual license maintenance fee of €50,000 (approximately $56,625 at exchange rates in effect as of December 31, 2021), which can be credited towards any royalty payment the Company owes to Micromet. The Company recorded an expense of €0.7 million ($0.9 million) related to achievement of a development milestone in the three months ended December 31, 2020, due to the submission of the Company’s BLA for Vicineum with the FDA in December 2020. The Company recorded an expense of €0.5 million ($0.6 million) related to the submission of the MAA to the EMA for Vysyneum™ in the first quarter of 2021. Vysyneum is the proprietary brand name that was conditionally approved by the EMA for oportuzumab monatox in the European Union.

License Agreement with XOMA

The Company has a license agreement with XOMA Ireland Limited (“XOMA”) which grants it non-exclusive rights to certain XOMA patent rights and know-how related to certain expression technology, including plasmids, expression strains, plasmid maps and production systems (the “XOMA License Agreement”). These patents and related know-how cover some key aspects of Vicineum. Under the terms of the XOMA License Agreement, the Company is required to pay up to $0.25 million in milestone payments for a product candidate that incorporates know-how under the license and achieves applicable clinical development milestones. Based on current clinical status, the Company anticipates that these milestones may be triggered by Vicineum’s clinical development pathway. The Company is also required to pay a 2.5% royalty on the net sales for products incorporating XOMA’s technology, which includes Vicineum. The Company has the right to reduce the amount of royalties owed to XOMA on a country-by-country basis by the amount of royalties paid to other third parties, provided that the royalty rate to XOMA may not be less than 1.75% of net sales. In addition, the foregoing royalty rates are reduced by 50% with respect to products that are not covered by a valid patent claim in the country of sale. The obligation to pay royalties in a particular country expires upon the later of the expiration date of the last valid claim covering the product and the tenth anniversary of the first commercial sale of the product in such country.

Out-License Agreements

Roche License Agreement

In June 2016, the Company entered into the license agreement with Roche (the “Roche License Agreement”), pursuant to which the Company granted Roche an exclusive, worldwide license, including the right to sublicense, to its patent rights and know-how related to the Company’s monoclonal antibody EBI-031 and all other IL-6 anti-IL-6 antagonist monoclonal antibody technology owned by the Company (collectively, the “Roche Licensed Intellectual Property”). Under the Roche License Agreement, Roche is required to continue developing, at its cost, EBI-031 and any other product made from the Roche Licensed Intellectual Property that contains an IL-6 antagonist anti-IL monoclonal antibody (“Roche Licensed Product”) and pursue ongoing patent prosecution, at its cost.

Financial Terms

The Company received from Roche an upfront license fee of $7.5 million in August 2016 upon the effectiveness of the Roche License Agreement following approval by the Company’s stockholders, and Roche agreed to pay up to an additional $262.5 million upon the achievement of specified regulatory, development and commercialization milestones with respect to up to two unrelated indications. Specifically, an aggregate amount of up to $197.5 million is payable to the Company for the achievement of specified milestones with respect to the first indication, consisting of (i) $72.5 million in development milestones, the next of which is $30 million for initiation of the first Phase III clinical trial, (ii) $50 million in regulatory milestones and (iii) $75 million in commercialization milestones. Additional amounts of up to $65 million are payable upon the achievement of specified development and regulatory milestones in a second indication.

In September 2016, Roche paid the Company the first development milestone of $22.5 million as a result of the Investigational New Drug application for EBI-031 becoming effective on or before September 15, 2016. In December 2021, a $20 million milestone was achieved due to Roche initiating a Phase II clinical trial. Management evaluated the milestone under ASC 606 and determined it is probable that a significant revenue reversal will not occur in future periods, which was not the case in the previous quarter. Accordingly, the Company invoiced Roche $20 million with payment terms of 30 days following the achievement of the corresponding milestone event, pursuant to the Roche License Agreement and $20 million was recorded as license revenue and accounts receivables in the fourth quarter of 2021. In January 2022, the payment of $20 million was received.

In addition, the Company is entitled to receive royalty payments in accordance with a tiered royalty rate scale, with rates ranging from 7.5% to 15% of net sales of potential future products containing EBI-031 and up to 50% of these rates for net sales of potential future products containing other IL-6 compounds, with each of the royalties subject to reduction under certain circumstances and to the buy-out options of Roche.

Buy-Out Options

The Roche License Agreement provides for two “option periods” during which Roche may elect to make a one-time payment to the Company and, in turn, terminate its diligence, milestone and royalty payment obligations under the Roche License Agreement. Specifically, (i) Roche may exercise a buy-out option following the first dosing (“Initiation”) in the first Phase 2 study for a Roche Licensed Product until the day before Initiation of the first Phase 3 study for a Roche Licensed Product, in which case Roche is required to pay the Company $135 million within 30 days after Roche’s exercise of such buy-out option and receipt of an invoice from the Company, or (ii) Roche may exercise a buy-out option following the day after Initiation of the first Phase 3 study for a Roche Licensed Product until the day before the acceptance for review by the FDA or other regulatory authority of a BLA or similar application for marketing approval for a Roche Licensed Product in either the United States or in the EU, in which case Roche is required to pay the Company, within 30 days after Roche’s exercise of such buy-out option and receipt of an invoice from the Company, $265 million, which amount would be reduced to $220 million if none of the Company’s patent rights containing a composition of matter claim covering any compound or Roche Licensed Product has issued in the EU.

Termination

Either the Company or Roche may each terminate the Roche License Agreement if the other party breaches any of its material obligations under the agreement and does not cure such breach within a specified cure period. Roche may terminate the Roche License Agreement following effectiveness by providing advance written notice to the Company or by providing written notice if the Company is debarred, disqualified, suspended, excluded, or otherwise declared ineligible from certain federal or state agencies or programs. The Company may terminate the Roche License Agreement if, prior to the first filing of a BLA for a Roche Licensed Product, there is a period of twelve months where Roche is not conducting sufficient development activities with respect to the products made from the Roche Licensed Intellectual Property.

OUS Business Development Partnership Agreements

Qilu License Agreement

On July 30, 2020, the Company and its a wholly-owned subsidiary, Viventia Bio, Inc., entered into an exclusive license agreement with Qilu (the “Qilu License Agreement”) pursuant to which the Company granted Qilu an exclusive, sublicensable, royalty-bearing license, under certain intellectual property owned or exclusively licensed by the Company, to develop, manufacture and commercialize Vicineum (the “Qilu Licensed Product”) for the treatment of NMIBC and other types of cancer (the “Field”) in China, Hong Kong, Macau and Taiwan (“Greater China”). The Company also granted Qilu a non-exclusive, sublicensable, royalty-bearing sublicense, under certain other intellectual property licensed by the Company to develop, manufacture and commercialize the Qilu Licensed Product in Greater China. The Company retains (i) development, and commercialization rights in the rest of the world excluding Greater China, the Middle East and North Africa region (“MENA”) and Turkey and (ii) manufacturing rights with respect to Vicineum in the rest of the world excluding China.

In consideration for the rights granted by the Company, Qilu agreed to pay to the Company a one-time upfront cash payment of $12 million, and milestone payments totaling up to $23 million upon the achievement of certain technology transfer, development and regulatory milestones. All payments were to be inclusive of value-added tax (“VAT”), which can be withheld by Qilu upon payment, and for which future recovery of such taxes may be available.

Qilu also agreed to pay the Company a 12% royalty based upon annual net sales of Qilu Licensed Products in Greater China. The royalties are payable on a Qilu Licensed Product-by-Licensed Product and region-by-region basis commencing on the first commercial sale of a Licensed Product in a region and continuing until the latest of (i) twelve years after the first commercial sale of such Qilu Licensed Product in such region, (ii) the expiration of the last valid patent claim covering or claiming the composition of matter, method of treatment, or method of manufacture of such Qilu Licensed Product in such region, and (iii) the expiration of regulatory or data exclusivity for such Qilu Licensed Product in such region (collectively, the “Royalty Terms”). The royalty rate is subject to reduction under certain circumstances, including when there is no valid claim of a licensed patent that covers a Qilu Licensed Product in a particular region or no data or regulatory exclusivity of a Qilu Licensed Product in a particular region.

Qilu is responsible for all costs related to developing, obtaining regulatory approval of and commercializing the Qilu Licensed Products in the Field in Greater China. Qilu is required to use commercially reasonable efforts to develop, seek regulatory approval for, and commercialize at least one Qilu Licensed Product in the Field in Greater China. A joint development committee was established between the Company and Qilu to coordinate and review the development, manufacturing and commercialization plans with respect to the Qilu Licensed Products in Greater China. The Company and Qilu also executed the terms and conditions of a supply agreement and related quality agreement pursuant to which the Company will manufacture or have manufactured and supply Qilu with all quantities of the Qilu Licensed Product necessary for Qilu to develop and commercialize the Qilu Licensed Product in the Field in Greater China until the Company has completed manufacturing technology transfer to Qilu and approval of a Qilu manufactured product by the National Medical Products Administration in China (“NMPA”) for the Qilu Licensed Product has been obtained.

The Qilu License Agreement will expire on a Qilu Licensed Product-by-Licensed Product and region-by-region basis on the date of the expiration of all applicable Royalty Terms. Either party may terminate the Qilu License Agreement for the other party’s material breach following a cure period or upon certain insolvency events. Qilu has the right to receive a refund of all amounts paid to the Company in the event the Qilu License Agreement is terminated under certain circumstances. The Qilu License Agreement includes customary representations and warranties, covenants and indemnification obligations for a transaction of this nature.

The Qilu License Agreement is subject to the provisions of Accounting Standards Codification 606, Revenue from Contracts with Customers (“ASC 606”), which was adopted effective January 1, 2018. In 2020, the initial transaction price was estimated to be $11.2 million and was based on the up-front fixed consideration of $12 million less amounts withheld for VAT. The Company concluded that its agreements under the Qilu License Agreement represented one bundled performance obligation that had been achieved as of September 30, 2020. As such, $11.2 million of the total $11.2 million transaction price was considered earned and the Company recorded $11.2 million of revenue during the three-month period ended September 30, 2020.

The Investigational New Drug application for Vicineum submitted by Qilu to the Center for Drug Evaluation of the NMPA was accepted for review in January 2021 and approved in March 2021, resulting in a $3 million milestone payment from Qilu, the first milestone payment out of the $23 million in potential milestone payments. The Company recorded $2.8 million (net of VAT) as license revenue during the three-month period ended March 31, 2021. The Company received the payment in 2021.

In June 2021, the Qilu License Agreement was recognized by Shandong Province, Bureau of Science and Technology as a “Technology Transfer”. An agreement that is designated as a Technology Transfer shall be entitled to a tax incentive of VAT recovery. As such, the Company recorded $0.9 million of revenue during the three months ended June 30, 2021 for additional purchase price resulting from Qilu’s obligation to pay Sesen an amount equal to its recovery of VAT. The Company will not be subject to VAT on future potential milestone payments from Qilu.

MENA License Agreement

On November 30, 2020, the Company entered into a license agreement with a third party pursuant to which the Company granted an exclusive, sublicensable, royalty-bearing license, under certain intellectual property owned or exclusively licensed by the Company, to commercialize Vicineum in the MENA region, (“MENA License Agreement”). The Company retains development and commercialization rights in the rest of the world excluding Greater China, Turkey and MENA. In consideration for the rights granted by the Company, the counterparty to the MENA License Agreement agreed to pay to the Company an upfront payment of $3 million, which would be subject to certain tax withholdings. In addition, the counterparty agreed to pay to the Company milestone payments upon the achievement of certain sales-based milestones as well as a royalty based upon annual net sales in the MENA region for the term of the MENA License Agreement.

The MENA License Agreement is subject to the provisions of ASC 606. The initial transaction price was estimated by management as $1.5 million as of December 31, 2020 and was based on 50% of the upfront payment, or the amount not subject to a refund if certain regulatory approvals in MENA are not obtained. The remaining upfront payment ($1.5 million) is subject to a refund if certain regulatory approvals in MENA are not obtained and recorded as long-term deferred revenue as of December 31, 2021. The Company also concluded that its agreements under the MENA License Agreement represented two distinct performance obligations, the first of which is a bundled performance obligation related to the delivery of the license, associated know-how and certain documentation. The second performance obligation relates to the delivery of manufactured product. The first performance obligation (delivery of the license, associated know-how and certain documentation) was achieved during the quarter ended March 31, 2021; as such, revenue of $1.5 million has been recognized. Additional variable consideration, determined to be allocated entirely to the bundled license performance obligation, to be paid to the Company based upon future sales levels will be recognized as revenue when the underlying sales of the licensed product occurs. In addition, variable consideration related to any future delivery of product will be recognized in future periods as the product is delivered. As of December 31, 2021, none of these additional amounts were reasonably certain to be achieved due to the nature and timing of the underlying activities.

EIP License Agreement

On August 5, 2021, the Company entered into an exclusive license agreement with EİP Eczacıbaşı İlaç Pazarlama A.Ş., (“EIP”) pursuant to which it granted EIP an exclusive license to register and commercialize Vicineum for the treatment of BCG-unresponsive NMIBC in Turkey and Northern Cyprus (the “EIP License Agreement). Under the terms of the License Agreement, the Company is entitled to receive an upfront payment of $1.5 million. The Company is in the process of amending the license agreement to defer payment of the upfront payment to coincide with the potential FDA approval of Vicineum. The Company is eligible to receive additional regulatory and commercial milestone payments of $2.0 million and is also entitled to receive a 30% royalty on net sales in Turkey and Northern Cyprus. The EIP License Agreement is subject to the provisions of ASC 606 and as of December 31, 2021, none of these amounts have been received by the Company. No initial transaction price was estimated by management as of December 31, 2021, as the upfront payment is subject to a refund if certain regulatory approvals in the US are not obtained. The Company also concluded that its promises under the EIP License Agreement represented two distinct performance obligations, the first of which is a bundled performance obligation related to the delivery of the license and associated know-how. The second performance obligation relates to the delivery of manufactured product. Additional variable consideration, determined to be allocated entirely to the bundled license performance obligation, to be paid to the Company based upon future regulatory milestones will be recognized as achievement of those milestones. In addition, variable consideration related to any future delivery of product will be recognized in future periods as the product is delivered. As of December 31, 2021, none of these additional amounts were reasonably certain to be achieved due to the nature and timing of the underlying activities.